Share-Based Payment (Details 3) - $ / shares		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Share-Based Payment [Abstract]
Number of options, Outstanding at beginning of year		2,213,812		2,425,192
Number of options, Granted		285,008		50,000
Number of options, Exercised		(246,262)
Number of options, Expired		(535,667)		(59,765)
Number of options, Forfeited		(193,916)		(201,615)
Number of options, Outstanding at year end		1,522,975		2,213,812
Number of options, Exercisable at year end		839,418		1,362,879
Weighted average of exercise price, Outstanding at the beginning of year	[1]	$ 7.1		$ 6.6
Weighted average of exercise price, Granted	[1]	5.4		5.5
Weighted average of exercise price, Exercised	[1]	5.8	[2]
Weighted average of exercise price, Expired	[1]	7.4		7.5
Weighted average of exercise price, Forfeited	[1]	6.7		7.0
Weighted average of exercise price, Outstanding at year end	[1]	7.5		7.1
Weighted average of exercise price, Exercisable at year end	[1]	$ 9.5		$ 7.38

[1]	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2020 and 2019, respectively.
[2]	The options were exercised by way of a cashless exercise.